Nationwide Life Insurance Company • Nationwide VLI Separate Account-4
Prospectus supplement dated July 27, 2009 to

BOA Modified Single Premium VUL II
Prospectus dated May 1, 2008
and
BOA The Next Generation FPVUL, ChoiceLife FPVUL, BOA Last Survivor II, and ChoiceLife Survivorship
Prospectus dated May 1, 2009

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

On July 8, 2009, the Securities and Exchange Commission (the “SEC”) approved Nationwide’s application for an Order permitting the substitution of shares of the underlying mutual funds in Column A (“Existing Funds”) below with shares of the underlying mutual funds in Column B (“Replacement Funds”) below.

Column A Existing Funds	Column B Replacement Funds
AIM Variable Insurance Funds—AIM V.I. Basic Value Fund: Series I Shares	Nationwide Variable Insurance Trust—NVIT Multi-Manager Large Cap Value Fund: Class I
American Century Variable Portfolios, Inc.—American Century VP International Fund: Class I	Nationwide Variable Insurance Trust—NVIT Multi-Manager International Growth Fund: Class III
American Century Variable Portfolios, Inc.—American Century VP International Fund: Class III	Nationwide Variable Insurance Trust—NVIT Multi-Manager International Growth Fund: Class III
American Century Variable Portfolios, Inc.—American Century VP Ultra Fund: Class I	Nationwide Variable Insurance Trust—NVIT Multi-Manager Large Cap Growth Fund: Class I
American Century Variable Portfolios, Inc.—American Century VP Vista Fund: Class I	Nationwide Variable Insurance Trust—NVIT Multi-Manager Mid Cap Growth Fund: Class I
Credit Suisse Trust—International Equity Flex I Portfolio	Nationwide Variable Insurance Trust—Gartmore NVIT International Equity Fund: Class III
Janus Aspen Series—INTECH Risk-Managed Core Portfolio: Service Shares	Nationwide Variable Insurance Trust—NVIT Nationwide Fund: Class I
Neuberger Berman Advisers Management Trust—AMT Guardian Portfolio: I Class	Nationwide Variable Insurance Trust—Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Neuberger Berman Advisers Management Trust—AMT International Portfolio: S Class	Nationwide Variable Insurance Trust—Gartmore NVIT International Equity Fund: Class III
Neuberger Berman Advisers Management Trust—AMT Mid-Cap Growth Portfolio: I Class	Nationwide Variable Insurance Trust—NVIT Multi-Manager Mid Cap Growth Fund: Class I
Neuberger Berman Advisers Management Trust—AMT Partners Portfolio: I Class	Nationwide Variable Insurance Trust—Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Neuberger Berman Advisers Management Trust—AMT Regency Portfolio: S Class	Nationwide Variable Insurance Trust—NVIT Multi-Manager Mid Cap Value Fund: Class II
T. Rowe Price Equity Series, Inc.—T. Rowe Price Limited Term Bond Portfolio: Class II	Nationwide Variable Insurance Trust—NVIT Short Term Bond Fund: Class II
The Universal Institutional Funds, Inc.—Mid-Cap Growth Portfolio: Class I	Nationwide Variable Insurance Trust—NVIT Multi-Manager Mid Cap Growth Fund: Class I
The Universal Institutional Funds, Inc.—U.S. Real Estate Portfolio: Class I	Nationwide Variable Insurance Trust—Van Kampen NVIT Real Estate Fund: Class I
Wells Fargo Advantage Variable Trust—Wells Fargo Advantage VT Opportunity Fund: Investor Class	Nationwide Variable Insurance Trust—NVIT Multi-Manager Mid Cap Value Fund: Class II

The Exchange Date established for the substitution will be August 14, 2009.

The following underlying mutual funds were scheduled to be a part of this substitution, but have been removed.  Any assets allocated to these underlying mutual funds will remain so allocated until the contract owner directs a transfer.

Funds No Longer Part of the Substitution
Federated Insurance Series—Federated Quality Bond Fund II: Primary Shares
Franklin Templeton Variable Insurance Products Trust—Templeton Developing Markets Securities Fund: Class 3
Van Eck Worldwide Insurance Trust—Worldwide Emerging Markets Fund: Initial Class

Prior to the Exchange Date.  From the current date until the Exchange Date, investors with allocations in the Existing Funds may transfer allocations to any other available underlying mutual fund, the fixed account (if available), and/or a Guaranteed Term Option (if available) in accordance with the contract/policy.  During this period, any transfers from an Existing Fund will not be treated as a transfer for purposes of transfer limitations and short-term trading fees that would otherwise be applicable under the terms of the policy.

On the Exchange Date.  At the close of business on the Exchange Date, any allocations that remain in the Existing Funds will be redeemed.  Such redemptions will then be used to purchase accumulation units/annuity units in the corresponding Replacement Funds.  All policy owners affected by the substitution will receive a written confirmation of the transaction.  The redemption/repurchase to effectuate the substitution will not be treated as a transfer for the purposes of daily transfer limitations.

After the Exchange Date.  Effective immediately following the Exchange Date, the Existing Funds will no longer be available as investment options in the policy.  Additionally, from the Exchange Date through September 14, 2009, policy owners may reallocate amounts that were substituted into the Replacement Funds to any other available underlying mutual fund, the fixed account (if applicable), and/or a Guaranteed Term Option (if available) without the transfer being treated as a transfer for purposes of transfer limitations and short-term trading fees that would otherwise be applicable under the terms of the policy.

For further information or forms, please contact Nationwide at:

Nationwide Life Insurance Company
One Nationwide Plaza, RR1-04-F4
Columbus, Ohio 43215

1-800-452-7126

TDD: 1-800-238-3035